HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Derivatives Designated and Not Designated as Hedges
Maximum length of time over which future cash flow exposures are hedged (in years)	3 years
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	$ 245	$ 176
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	70	81
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	75	159
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	160	106
Anticipated gains (losses) cash flows hedges, estimated reclassification to earnings	29
Foreign currency contracts | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	43	45
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	61	20
Foreign currency contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	114	79
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	27
Foreign currency contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	19	77
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	101	69
Foreign currency contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	15	9
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	28
Commodity contracts | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	2	25
Commodity contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	1
Commodity contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	1	4
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	38	7
Commodity contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	8	0
Interest rate contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	88	52
Interest rate contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	0	30
Interest rate contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	40	39
Other Derivative Instruments | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	7	8
Other Derivative Instruments | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	13	1
Other Derivative Instruments | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	0	1
Fixed Rate Debt
Fair Value, Derivatives Designated and Not Designated as Hedges
Increase (Decrease) in the carrying value of long-term debt, in relation to interest rate fair value hedge adjustment	42
Cash Flow Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	68	(188)	$ (37)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	90	501	572
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(19)	6	(9)
Cash Flow Hedges | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	3,175	4,068
Cash Flow Hedges | Currency Swap [Member]
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	3,028	1,851
Cash Flow Hedges | Commodity contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	9	35
Cash Flow Hedges | Interest Rate Swap [Member]
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount		500
Loss on Discontinuation of Interest Rate Swap Cash Flow Hedge	8
Cash Flow Hedges | Interest expense | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	0	0	0
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(9)	(9)	(9)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Cash Flow Hedges | Interest expense | Interest rate contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	22	(22)	(126)
Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	(40)	(37)	(17)
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(8)	2	(2)
Fair Value Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(4)	1	14
Fair Value Hedges | Available-for-Sale Securities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount		311
Fair Value Hedges | Interest Rate Swap [Member]
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	8,023	8,121
Fair Value Hedges | Interest expense
Fair Value, Derivatives Designated and Not Designated as Hedges
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(4)	(6)	18
Fair Value Hedges | Interest expense | Interest rate contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	34	(69)	170
Fair Value Hedges | Interest expense | Fixed Rate Debt
Fair Value, Derivatives Designated and Not Designated as Hedges
Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	(38)	63	(152)
Net Investment Hedges
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	12,494	13,147
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	639	(1,512)	67
Net Investment Hedges | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	0	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	(14)	(7)	$ (237)
CCEAG [Member]
Fair Value, Derivatives Designated and Not Designated as Hedges
Gain (Loss) on Derivative Used in Net Investment Hedge, after Tax	77
Not Designated as Hedging Instrument [Member] | Foreign currency contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	10,939	6,827
Not Designated as Hedging Instrument [Member] | Commodity contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Notional Amount	$ 373	$ 357